UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2016

Date of reporting period:	May 31, 2016

Item 1. Schedule of Investments:

Putnam Global Consumer Fund

The fund's portfolio
5/31/16 (Unaudited)

COMMON STOCKS (96.4%)(a)
	Shares	Value

Automobiles (3.4%)

Fiat Chrysler Automobiles NV (Italy)	150,686	$1,075,544

Toyota Motor Corp. (Japan)	8,900	460,889

		1,536,433
Beverages (3.6%)

Anheuser-Busch InBev SA/NV (Belgium)	12,963	1,642,091

		1,642,091
Chemicals (2.8%)

Sherwin-Williams Co. (The)	4,457	1,297,388

		1,297,388
Diversified consumer services (—%)

ITT Educational Services, Inc.(NON)(S)	9,077	19,697

		19,697
Food and staples retail (2.5%)

Seven & i Holdings Co., Ltd. (Japan)	27,000	1,149,407

		1,149,407
Food products (6.3%)

Associated British Foods PLC (United Kingdom)	22,737	969,492

JM Smucker Co. (The)	4,574	590,732

Kraft Heinz Co. (The)	15,727	1,308,329

		2,868,553
Hotels, restaurants, and leisure (15.5%)

Compass Group PLC (United Kingdom)	57,814	1,077,668

Hilton Worldwide Holdings, Inc.	57,450	1,193,811

Lindblad Expeditions Holdings, Inc.(NON)	32,033	320,330

Melco Crown Entertainment, Ltd. ADR (Hong Kong)	64,472	932,910

Penn National Gaming, Inc.(NON)	60,422	946,813

Restaurant Brands International LP (Units) (Canada)	71	2,951

Restaurant Brands International, Inc. (Canada)(S)	25,895	1,081,375

Wynn Macau, Ltd. (China)	319,600	498,091

Wynn Resorts, Ltd.(S)	10,944	1,052,594

		7,106,543
Household durables (0.7%)

Coway Co., Ltd. (South Korea)	3,849	332,379

		332,379
Internet and catalog retail (11.9%)

Amazon.com, Inc.(NON)	5,251	3,795,370

Ctrip.com International, Ltd. ADR (China)(NON)(S)	12,129	555,023

Priceline Group, Inc. (The)(NON)	888	1,122,725

		5,473,118
Internet software and services (0.9%)

Rightmove PLC (United Kingdom)	6,418	392,642

		392,642
Media (10.4%)

Charter Communications, Inc. Class A(NON)	7,897	1,728,968

Discovery Communications, Inc. Class A(NON)(S)	28,789	801,774

DISH Network Corp. Class A(NON)	6,833	340,967

Liberty Global PLC Ser. C (United Kingdom)(NON)	36,251	1,309,749

WPP PLC (United Kingdom)	26,497	610,961

		4,792,419
Multiline retail (1.4%)

Macy's, Inc.	19,456	646,134

		646,134
Personal products (10.2%)

Coty, Inc. Class A	69,143	1,821,227

Edgewell Personal Care Co.	18,994	1,508,693

Unilever NV ADR (Netherlands)	30,490	1,369,371

		4,699,291
Real estate investment trusts (REITs) (3.8%)

American Tower Corp.	8,474	896,380

Gaming and Leisure Properties, Inc.	25,749	847,400

		1,743,780
Real estate management and development (3.5%)

RE/MAX Holdings, Inc. Class A	40,036	1,617,054

		1,617,054
Software (2.8%)

Nintendo Co., Ltd. (Japan)	8,800	1,295,257

		1,295,257
Specialty retail (8.4%)

Advance Auto Parts, Inc.	7,981	1,227,797

CarMax, Inc.(NON)(S)	24,664	1,323,470

Michaels Cos., Inc. (The)(NON)	25,822	756,843

TJX Cos., Inc. (The)	6,896	524,924

		3,833,034
Textiles, apparel, and luxury goods (2.7%)

Luxottica Group SpA (Italy)	22,431	1,215,198

Tumi Holdings, Inc.(NON)	46	1,234

		1,216,432
Tobacco (5.6%)

Imperial Brands PLC (United Kingdom)	9,505	517,760

Japan Tobacco, Inc. (Japan)	23,100	913,254

Philip Morris International, Inc.	11,350	1,120,018

		2,551,032

Total common stocks (cost $39,996,720)		$44,212,684

SHORT-TERM INVESTMENTS (12.1%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.61%(d)	3,973,450	$3,973,450

Putnam Short Term Investment Fund 0.41%(AFF)	1,568,943	1,568,943

Total short-term investments (cost $5,542,393)		$5,542,393

TOTAL INVESTMENTS

Total investments (cost $45,539,113)(b)		$49,755,077

FORWARD CURRENCY CONTRACTS at 5/31/16 (aggregate face value $9,886,321) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Buy	6/15/16	$138,038	$138,099	$(61)
	British Pound	Sell	6/15/16	138,038	139,902	1,864
Barclays Bank PLC
	Canadian Dollar	Sell	7/21/16	276,434	276,149	(285)
	Euro	Buy	6/15/16	275,945	269,497	6,448
	Hong Kong Dollar	Sell	8/18/16	475,231	475,817	586
	Japanese Yen	Sell	8/18/16	33,000	36,081	3,081
	Norwegian Krone	Buy	6/15/16	62,361	60,303	2,058
	Singapore Dollar	Buy	8/18/16	75,203	77,114	(1,911)
	Swiss Franc	Buy	6/15/16	451,664	464,756	(13,092)
Citibank, N.A.
	Danish Krone	Buy	6/15/16	117,662	116,331	1,331
	Japanese Yen	Sell	8/18/16	122,925	127,868	4,943
Credit Suisse International
	Australian Dollar	Buy	7/21/16	187,652	197,540	(9,888)
	Canadian Dollar	Sell	7/21/16	2,898	2,899	1
	Euro	Buy	6/15/16	409,187	405,671	3,516
	Hong Kong Dollar	Buy	8/18/16	114,067	114,178	(111)
	Swedish Krona	Buy	6/15/16	69,904	68,161	1,743
	Swiss Franc	Buy	6/15/16	626,209	621,730	4,479
Goldman Sachs International
	Australian Dollar	Buy	7/21/16	148,693	156,164	(7,471)
	British Pound	Sell	6/15/16	23,320	20,940	(2,380)
HSBC Bank USA, National Association
	British Pound	Sell	6/15/16	74,161	69,012	(5,149)
	Euro	Sell	6/15/16	458,277	498,555	40,278
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/21/16	123,731	130,148	(6,417)
	British Pound	Sell	6/15/16	112,690	110,514	(2,176)
	Japanese Yen	Sell	8/18/16	580,975	580,922	(53)
	Swedish Krona	Buy	6/15/16	101,101	98,579	2,522
	Swiss Franc	Buy	6/15/16	199,207	200,636	(1,429)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/21/16	61,974	65,244	(3,270)
	British Pound	Buy	6/15/16	194,963	192,263	2,700
	British Pound	Sell	6/15/16	194,963	197,580	2,617
	Euro	Buy	6/15/16	143,594	146,628	(3,034)
	Hong Kong Dollar	Sell	8/18/16	393,587	394,049	462
	Japanese Yen	Buy	8/18/16	794,275	825,423	(31,148)
	Swedish Krona	Buy	6/15/16	349,338	346,267	3,071
	Swiss Franc	Buy	6/15/16	338,119	343,784	(5,665)
UBS AG
	British Pound	Buy	6/15/16	48,379	49,027	(648)
	British Pound	Sell	6/15/16	48,379	46,993	(1,386)
	Euro	Buy	6/15/16	449,038	442,913	6,125
	Euro	Sell	6/15/16	449,038	455,322	6,284
	Swiss Franc	Buy	6/15/16	191,859	193,259	(1,400)
WestPac Banking Corp.
	Japanese Yen	Buy	8/18/16	702,928	730,003	(27,075)

Total						$(29,940)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 5/31/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank N.A.
baskets	4,854	$—	7/16/16	(3 month USD-LIBOR-BBA plus 0.30%)	A basket (JPCMPTMD) of common stocks	$17,825

Total		$—	$17,825

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
OTC	Over-the-counter

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2015 through May 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $45,870,528.
(b)	The aggregate identified cost on a tax basis is $45,749,495, resulting in gross unrealized appreciation and depreciation of $6,026,233 and $2,020,651, respectively, or net unrealized appreciation of $4,005,582.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$2,074,654	$21,286,307	$21,792,018	$6,389	$1,568,943
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $3,973,450, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $3,876,958.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $77,521 to cover certain derivative contracts.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	62.0%
	United Kingdom	10.7
	Japan	8.3
	Italy	5.0
	Belgium	3.6
	Netherlands	3.0
	Canada	2.4
	China	2.3
	Hong Kong	2.0
	South Korea	0.7

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund's policy regarding investments in securities of foreign issuers, as discussed further in the fund's prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to a basket of securities.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $74,568 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$23,664,830	$1,291,359	$—
Consumer staples	10,847,713	2,062,661	—
Financials	3,360,834	—	—
Information technology	392,642	1,295,257	—
Materials	1,297,388	—	—
Total common stocks	39,563,407	4,649,277	—
Short-term investments	1,568,943	3,973,450	—

Totals by level	$41,132,350	$8,622,727	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(29,940)	$—
Total return swap contracts	—	17,825	—

Totals by level	$—	$(12,115)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$94,109	$124,049
Equity contracts	17,825	—

Total	$111,934	$124,049

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$14,200,000
OTC total return swap contracts (notional)		$490,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Total return swap contracts*#	$—	$—	$—	$—	$—	$—	$17,825	$—	$—	$—	$17,825
	Forward currency contracts#	1,864	12,173	6,274	9,739	—	40,278	2,522	8,850	12,409	—	94,109

	Total Assets	$1,864	$12,173	$6,274	$9,739	$—	$40,278	$20,347	$8,850	$12,409	$—	$111,934

	Liabilities:
	OTC Total return swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Forward currency contracts#	61	15,288	—	9,999	9,851	5,149	10,075	43,117	3,434	27,075	124,049

	Total Liabilities	$61	$15,288	$—	$9,999	$9,851	$5,149	$10,075	$43,117	$3,434	$27,075	$124,049

	Total Financial and Derivative Net Assets	$1,803	$(3,115)	$6,274	$(260)	$(9,851)	$35,129	$10,272	$(34,267)	$8,975	$(27,075)	$(12,115)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$1,803	$(3,115)	$6,274	$(260)	$(9,851)	$35,129	$10,272	$(34,267)	$8,975	$(27,075)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2016